Accounts Receivable - Summary of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 17,233	$ 2,475	¥ 14,433	¥ 13,964
Accounts receivables [member]
Disclosure of financial assets [Line Items]
Less Credit loss allowance	(7,368)		(6,709)	¥ (5,210)	¥ (5,466)
Carrying amount [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 24,601		¥ 21,142